Financial Instrument Risk Management - Past Due and Impaired Mortgages and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 143,061	$ 137,691
Mortgages
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,433	15,493
Mortgages | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,458	15,515
Mortgages | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	22
Mortgages | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,427	15,482
Mortgages | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	33
Mortgages | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25	22
Loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,389	27,312
Loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,439	27,340
Loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50	28
Loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,332	27,180
Loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	71
Loans | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93	89
Loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	50	28
Mortgages and loans
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,822	42,805
Mortgages and loans | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,897	42,855
Mortgages and loans | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75	50
Mortgages and loans | Not past due | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,759	42,662
Mortgages and loans | Not past due | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Gross carrying value | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	71
Mortgages and loans | Past due | Gross carrying value | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Allowance for losses | Past due less than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Past due | Allowance for losses | Later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Mortgages and loans | Impaired | Gross carrying value
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	124	122
Mortgages and loans | Impaired | Allowance for losses
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 75	$ 50